Warrant derivative liability (Placement Agent Warrants) (Details) - USD ($)				1 Months Ended			12 Months Ended
	Nov. 13, 2017	Aug. 05, 2017	Apr. 05, 2017	Nov. 15, 2017	Apr. 17, 2017	Mar. 20, 2017	Dec. 31, 2017
Warrants issued During Period		34,783
Class of Warrant or Right, Outstanding			896,739	95,653
Shares issued for secondary offering, shares	2,314,500			434,783	434,783	117,361
Placement Agent Warrants [Member]
Warrants issued During Period			34,783
Percentage Of Shares Issue To Placement Agent			8.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.00
Class of Warrant or Right, Outstanding				95,653			95,653
Warrants Not Settleable in Cash, Fair Value Disclosure							$ 65
Fair Value Adjustment of Warrants							$ 14